Structured Entities (Tables)	12 Months Ended
Oct. 31, 2020
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Summary of Unconsolidated Structured Entities
The following table provides information about other structured entities in which the Bank has a significant interest but does not control and therefore does not consolidate. A significant interest is generally considered to exist where the Bank is exposed to 10% or more of the unconsolidated structured entities’ maximum exposure to loss.

	As at October 31, 2020
($ millions)	Canadian multi-seller conduits that the Bank administers	Structured finance entities	Capital funding vehicles	Total
Total assets (on structured entity’s financial statements)	$3,097	$3,106	$833	$7,036

Assets recognized on the Bank’s financial statements
Trading assets	1	2	–	3
Investment securities	–	1,192	10	1,202
Loans (1)	–	820	59	879
	1	2,014	69	2,084
Liabilities recognized on the Bank’s financial statements
Deposits – Business and government	–	–	833	833
Derivative financial instruments	–	–	–	–
	–	–	833	833
Bank’s maximum exposure to loss	$3,098	$2,014	$69	$5,181

	As at October 31, 2019
($ millions)	Canadian multi-seller conduits that the Bank administers	Structured finance entities	Capital funding vehicles	Total
Total assets (on structured entity’s financial statements)	$2,576	$3,114	$833	$6,523

Assets recognized on the Bank’s financial statements
Trading assets	3	–	–	3
Investment securities	–	1,124	10	1,134
Loans (1)	–	1,070	44	1,114
	3	2,194	54	2,251
Liabilities recognized on the Bank’s financial statements
Deposits – Business and government	–	–	779	779
Derivative financial instruments	1	–	–	1
	1	–	779	780
Bank’s maximum exposure to loss	$2,579	$2,194	$54	$4,827

(1)	Loan balances are presented net of allowance for credit losses.

Summary of Other Unconsolidated Bank Sponsored Entities
The following table provides information on revenue from unconsolidated Bank-sponsored entities.

As at October 31 ($ millions)	2020			2019
	Funds (1)	Scotia Managed Companies	Total	Funds (1)	Scotia Managed Companies	Total
Revenue	$2,165	$–	$2,165	$2,189	$1	$2,190

(1)	Includes mutual funds, other funds and trusts.